                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
 This Amendment (Check only one):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 545 Madison Avenue
         11/th/ Floor
         New York, New York 10022

Form 13F File Number:  28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Neal Muroff
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:

 /s/       Neal Muroff            New York, NY                    2/7/2013
     ---------------------     -------------------             --------------
           [Signature]            [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           3
                                                   -----------

Form 13F Information Table Entry Total:                     96
                                                   -----------

Form 13F Information Table Value Total:                1507320
                                                   -----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.      Form 13F File Number      Name

        1       28 - 10208                Richmond Enterprises, Inc.

        2       28 - 10207                New York Community Bank

        3       28 - 10200                New York Community Bancorp, Inc.

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Peter B. Cannell & Co. Inc.
FORM 13F
                     31-Dec-12

                                                                                               Voting Authority
                                                                                               ----------------
                                                              Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                      Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
--------------                      -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

3D SYSTEMS CORP                     COM            88554D205     5820  109100 SH       Defined 1,2,3     109100
ABBOTT LABORATORIES                 COM            002824100      799   12195 SH       Defined 1,2,3      12195
AFLAC INC                           COM            001055102    59828 1126277 SH       Defined 1,2,3    1126277
AGILENT TECHNOLOGIES INC            COM            00846U101     3098   75677 SH       Defined 1,2,3      75677
AGRIUM INC                          COM            008916108    48057  481005 SH       Defined 1,2,3     481005
AIR LEASE CORP                      CL A           00912X302    12461  579600 SH       Defined 1,2,3     579600
AMERICAN EAGLE OUTFITTERS INC       COM            02553E106    55770 2719155 SH       Defined 1,2,3    2719155
AMGEN INC                           COM            031162100      786    9100 SH       Defined 1,2,3       9100
ANALOG DEVICES INC                  COM            032654105      294    7000 SH       Defined 1,2,3       7000
APPLE INC                           COM            037833100    72019  135112 SH       Defined 1,2,3     135112
APPROACH RESOURCES INC              COM            03834A103    23441  937250 SH       Defined 1,2,3     937250
ASCENA RETAIL GROUP INC             COM            04351G101     3490  188750 SH       Defined 1,2,3     188750
ASHLAND INC                         COM            044209104    53955  671000 SH       Defined 1,2,3     671000
BAXTER INTERNATIONAL INC            COM            071813109     3289   49335 SH       Defined 1,2,3      49335
BROOKFIELD ASSET MANAGEMENT INC     CL A LTD VT SH 112585104    75871 2070155 SH       Defined 1,2,3    2070155
BROOKFIELD INFRASTRUCTURE PART      LP INT UNIT    G16252101    17830  505824 SH       Defined 1,2,3     505824
BROOKFIELD RESIDENTIAL PROPERT      COM            11283W104    19711 1098715 SH       Defined 1,2,3    1098715
CATERPILLAR INC                     COM            149123101     2880   32150 SH       Defined 1,2,3      32150
CEDAR FAIR LP                       DEPOSITRY UNIT 150185106    48551 1451445 SH       Defined 1,2,3    1451445
CELGENE CORP                        COM            151020104    91325 1160125 SH       Defined 1,2,3    1160125
CENTRAL FUND OF CANADA LTD          CL A           153501101     1731   82300 SH       Defined 1,2,3      82300
CENTURYLINK INC                     COM            156700106    10598  270900 SH       Defined 1,2,3     270900
CF INDUSTRIES HOLDINGS INC          COM            125269100     1442    7100 SH       Defined 1,2,3       7100
CHEVRON CORP                        COM            166764100      798    7380 SH       Defined 1,2,3       7380
CHUBB CORP                          COM            171232101      203    2700 SH       Defined 1,2,3       2700
CISCO SYSTEMS INC                   COM            17275R102     4606  234400 SH       Defined 1,2,3     234400
COLGATE-PALMOLIVE CO                COM            194162103      825    7895 SH       Defined 1,2,3       7895
CONTINENTAL RESOURCES INC           COM            212015101    53350  725953 SH       Defined 1,2,3     725953
CROWN HOLDINGS INC                  COM            228368106    50340 1367555 SH       Defined 1,2,3    1367555
D.R. HORTON INC                     COM            23331A109      843   42600 SH       Defined 1,2,3      42600
DEERE & CO                          COM            244199105     7243   83806 SH       Defined 1,2,3      83806
DISNEY WALT CO                      COM DISNEY     254687106     2055   41265 SH       Defined 1,2,3      41265
DOMINION RESOURCES INC VA           COM            25746U109      476    9188 SH       Defined 1,2,3       9188
DOVER CORPORATION                   COM            260003108     3643   55437 SH       Defined 1,2,3      55437
DUKE ENERGY CORP                    COM            26441C204      543    8513 SH       Defined 1,2,3       8513
ELEPHANT TALK COMMUNICATIONS CORP   COM            286202205       20   20000 SH       Defined 1,2,3      20000
EMC CORP MASS                       COM            268648102     4470  176683 SH       Defined 1,2,3     176683
ENDURO ROYALTY TRUST                TR UNIT        29269K100     5776  344420 SH       Defined 1,2,3     344420
EOG RESOURCES INC                   COM            26875P101     4249   35175 SH       Defined 1,2,3      35175
EQT CORPORATION                     COM            26884L109     6653  112800 SH       Defined 1,2,3     112800
EV ENERGY PARTNERS LP               COM UNITS      26926V107    34135  603510 SH       Defined 1,2,3     603510
EXXON MOBIL CORP                    COM            30231G102     1324   15302 SH       Defined 1,2,3      15302
FRANCO NEV CORP                     COM            351858105     8598  150400 SH       Defined 1,2,3     150400
GENERAL ELECTRIC CO                 COM            369604103     2616  124634 SH       Defined 1,2,3     124634
GENESIS ENERGY LP                   UNIT LTD PARTN 371927104    28459  796725 SH       Defined 1,2,3     796725
GOLDCORP INC                        COM            380956409     5523  150500 SH       Defined 1,2,3     150500
H & R BLOCK                         COM            093671105    29465 1586700 SH       Defined 1,2,3    1586700
HOME LOAN SERVICING SOLUTIONS       ORD SHS        G6648D109    66008 3492463 SH       Defined 1,2,3    3492463
HOMETRUST BANCSHARES INC            COM            437872104     5288  391400 SH       Defined 1,2,3     391400
HORMEL FOODS CORP                   COM            440452100     3440  110225 SH       Defined 1,2,3     110225
INTERNATIONAL BUSINESS MACHINES     COM            459200101     5212   27212 SH       Defined 1,2,3      27212
JM SMUCKER COMPANY                  COM            832696405     9230  107025 SH       Defined 1,2,3     107025
JOHNSON & JOHNSON CO                COM            478160104     2427   34619 SH       Defined 1,2,3      34619
LEVEL 3 COMMUNICATIONS INC          COM            52729N308    18474  799395 SH       Defined 1,2,3     799395
LOWES COMPANIES INC                 COM            548661107     2350   66150 SH       Defined 1,2,3      66150
MICROSOFT CORP                      COM            594918104     4570  170951 SH       Defined 1,2,3     170951
NEWMONT MINING CORPORATION          COM            651639106     2468   53150 SH       Defined 1,2,3      53150
NORFOLK SOUTHERN CORP               COM            655844108     8910  144075 SH       Defined 1,2,3     144075
NORTHROP GRUMMAN CORP               COM            666807102      804   11891 SH       Defined 1,2,3      11891
ORACLE CORP                         COM            68389X105    48315 1450039 SH       Defined 1,2,3    1450039
ORITANI FINANCIAL CORP              COM            68633D103    10466  683150 SH       Defined 1,2,3     683150
PACKAGING CORP OF AMERICA           COM            695156109    17673  459400 SH       Defined 1,2,3     459400
PEPSICO INC                         COM            713448108      447    6533 SH       Defined 1,2,3       6533
PERKIN ELMER INC                    COM            714046109    51368 1618390 SH       Defined 1,2,3    1618390
PFIZER INC                          COM            717081103    35824 1428385 SH       Defined 1,2,3    1428385
PROCTER & GAMBLE CO                 COM            742718109      425    6256 SH       Defined 1,2,3       6256

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                                 Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                      Title of class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
--------------                      -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
QUALCOMM INC                        COM            747525103       62743 1011653 SH       Defined 1,2,3    1011653
QUIDEL CORP                         COM            74838J101        4794  256800 SH       Defined 1,2,3     256800
RANGE RESOURCES CORP                COM            75281A109       48641  774164 SH       Defined 1,2,3     774164
RAYONIER INC                        COM            754907103        3372   65061 SH       Defined 1,2,3      65061
RENTRAK CORP                        COM            760174102         721   36979 SH       Defined 1,2,3      36979
SEADRILL LTD                        SHS            G7945E105        3319   90200 SH       Defined 1,2,3      90200
SLM CORP                            COM            78442P106       60367 3524060 SH       Defined 1,2,3    3524060
SOUTHWESTERN ENERGY CO              COM            845467109       11961  358020 SH       Defined 1,2,3     358020
SPDR GOLD TRUST                     GOLD SHS       78463V107        1529    9440 SH       Defined 1,2,3       9440
SPECTRA ENERGY CORP                 COM            847560109        1358   49584 SH       Defined 1,2,3      49584
ST. JUDE MEDICAL INC                COM            790849103        2963   81980 SH       Defined 1,2,3      81980
STANLEY BLACK & DECKER INC          COM            854502101        2957   39980 SH       Defined 1,2,3      39980
STERICYCLE INC                      COM            858912108        7101   76132 SH       Defined 1,2,3      76132
TERRITORIAL BANCORP INC             COM            88145X108       16067  703140 SH       Defined 1,2,3     703140
THERMO FISHER SCIENTIFIC INC        COM            883556102        4955   77683 SH       Defined 1,2,3      77683
TIFFANY & CO                        COM            886547108        3144   54825 SH       Defined 1,2,3      54825
TUPPERWARE BRANDS CORP              COM            899896104        2768   43180 SH       Defined 1,2,3      43180
UNILEVER N V                        NY SHS NEW     904784709        4618  120581 SH       Defined 1,2,3     120581
UNION PACIFIC CORP                  COM            907818108         739    5875 SH       Defined 1,2,3       5875
UNIVERSAL HEALTH RLTY INCOME T      SH BEN INT     91359E105         729   14400 SH       Defined 1,2,3      14400
VANGUARD NATURAL RESOURCES LLC      COM UNIT       92205F106         400   15400 SH       Defined 1,2,3      15400
VARIAN MEDICAL SYSTEMS INC          COM            92220P105        3858   54933 SH       Defined 1,2,3      54933
VIRNETX HOLDING CORP                COM            92823T108       34607 1181922 SH       Defined 1,2,3    1181922
VISA INC                            COM CL A       92826C839        2781   18350 SH       Defined 1,2,3      18350
W.P. CAREY INC                      COM            92936U109       49229  943994 SH       Defined 1,2,3     943994
WEIGHT WATCHERS INTERNATIONAL       COM            948626106        1996   38125 SH       Defined 1,2,3      38125
WESTERN GAS EQUITY PARTNERS LP      COMUNT LTD PT  95825R103        1834   61250 SH       Defined 1,2,3      61250
XEROX CORP                          COM            984121103         760  111400 SH       Defined 1,2,3     111400
ZIX CORPORATION                     COM            98974P100         871  311100 SH       Defined 1,2,3     311100
MARKET VECTORS ETF TR               GOLD MINER ETF 57060U100        3180   68550 SH       Defined 1,2,3      68550

REPORT SUMMARY                                  96 DATA RECORDS  1507320          3  OTHER MANAGERS ON WHOSE
                                                                                     BEHALF REPORT IS FILED